PORTFOLIO OF INVESTMENTS – as of August 31, 2019 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks – 97.6% of Net Assets
	Aerospace & Defense – 7.6%
52,040	General Dynamics Corp.	$9,953,691
34,650	Raytheon Co.	6,421,338

		16,375,029

	Banks – 2.0%
67,950	Citigroup, Inc.	4,372,583

	Biotechnology – 3.9%
126,500	AbbVie, Inc.	8,316,110

	Capital Markets – 7.2%
185,150	Charles Schwab Corp. (The)	7,085,691
12,280	Moody’s Corp.	2,647,322
298,375	Virtu Financial, Inc., Class A	5,609,450

		15,342,463

	Chemicals – 5.6%
22,940	Sherwin-Williams Co. (The)	12,083,645

	Diversified Financial Services – 4.7%
49,055	Berkshire Hathaway, Inc., Class B(a)	9,978,278

	Diversified Telecommunication Services – 4.3%
261,164	AT&T, Inc.	9,208,643

	Entertainment – 10.2%
120,825	Electronic Arts, Inc.(a)	11,318,886
76,825	Walt Disney Co. (The)	10,544,999

		21,863,885

	Health Care Providers & Services – 3.5%
31,565	UnitedHealth Group, Inc.	7,386,210

	Industrial Conglomerates – 2.0%
11,845	Roper Technologies, Inc.	4,344,272

	Interactive Media & Services – 2.5%
28,600	Facebook, Inc., Class A(a)	5,310,162

	IT Services – 3.2%
24,375	MasterCard, Inc., Class A	6,858,394

	Life Sciences Tools & Services – 3.4%
25,175	Thermo Fisher Scientific, Inc.	7,226,736

	Metals & Mining – 2.2%
161,150	Wheaton Precious Metals Corp.	4,739,422

	Multiline Retail – 4.8%
102,150	Dollar Tree, Inc.(a)	10,371,289

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 10.4%
682,300	Cameco Corp.	$5,983,771
236,075	Enterprise Products Partners LP	6,730,498
1,507,100	Kosmos Energy Ltd.	9,524,872

		22,239,141

	Personal Products – 2.2%
23,355	Estee Lauder Cos., Inc. (The), Class A	4,624,056

	Road & Rail – 3.0%
185,225	Knight-Swift Transportation Holdings, Inc.	6,323,582

	Semiconductors & Semiconductor Equipment – 4.7%
56,800	QUALCOMM, Inc.	4,417,336
45,575	Texas Instruments, Inc.	5,639,906

		10,057,242

	Software – 4.6%
72,125	Microsoft Corp.	9,943,152

	Specialty Retail – 5.6%
52,610	Home Depot, Inc. (The)	11,990,345

	Total Common Stocks (Identified Cost $185,777,821)	208,954,639

Principal Amount
Short-Term Investments – 2.9%
$6,114,963	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/30/2019 at 1.300% to be repurchased at $6,115,846 on 9/03/2019 collateralized by $6,150,000 U.S. Treasury Note, 2.000% due 12/31/2021 valued at $6,237,564 including accrued interest(b) (Identified Cost $6,114,963)	6,114,963

	Total Investments – 100.5% (Identified Cost $191,892,784)	215,069,602
	Other assets less liabilities – (0.5)%	(975,599)

	Net Assets – 100.0%	$214,094,003

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“Cboe®”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Funds will fair value S&P 500® Index options using the closing rotation values published by the Cboe®. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$208,954,639	$—	$—	$208,954,639
Short-Term Investments	—	6,114,963	—	6,114,963

Total	$208,954,639	$6,114,963	$—	$215,069,602

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended August 31, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at August 31, 2019 (Unaudited)

Oil, Gas & Consumable Fuels	10.4%
Entertainment	10.2
Aerospace & Defense	7.6
Capital Markets	7.2
Chemicals	5.6
Specialty Retail	5.6
Multiline Retail	4.8
Semiconductors & Semiconductor Equipment	4.7
Diversified Financial Services	4.7
Software	4.6
Diversified Telecommunication Services	4.3
Biotechnology	3.9
Health Care Providers & Services	3.5
Life Sciences Tools & Services	3.4
IT Services	3.2
Road & Rail	3.0
Interactive Media & Services	2.5
Metals & Mining	2.2
Personal Products	2.2
Banks	2.0
Industrial Conglomerates	2.0
Short-Term Investments	2.9

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%